Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	¥ 660,959		¥ 729,636
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,927,712		2,069,359
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	121,248		73,960
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,709,919		2,872,955
Credit default swaps, estimated fair value, (Asset)/Liability	15,483	[1]	(12,260)	[1]
Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	78,478		96,641
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	68,954		93,510
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	110,476		86,016
Credit default swaps sold, maximum potential/notional amount of future payment, Total	257,908		276,167
Credit default swaps, estimated fair value, (Asset)/Liability	4,717	[1]	(830)	[1]
Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	60,584		30,669
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	338,115		404,643
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	12,000		2,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	410,699		437,312
Credit default swaps, estimated fair value, (Asset)/Liability	(248)	[1]	(7,390)	[1]
Total Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	139,062		127,310
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	407,069		498,153
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	122,476		88,016
Credit default swaps sold, maximum potential/notional amount of future payment, Total	668,607		713,479
Credit default swaps, estimated fair value, (Asset)/Liability	4,469	[1]	(8,220)	[1]
Total Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	800,021		856,946
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,334,781		2,567,512
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	243,724		161,976
Credit default swaps sold, maximum potential/notional amount of future payment, Total	3,378,526		3,586,434
Credit default swaps, estimated fair value, (Asset)/Liability	19,952	[1]	(20,480)	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Credit-linked notes, maximum potential/notional amount of future payment expiring in 1-5 years	94,493	[2]	33,217	[2]
Credit-linked notes, maximum potential/notional amount of future payment expiring in more than 5 years	89,075	[2]	174,436	[2]
Credit-linked notes, maximum potential/notional amount of future payment, Total	183,568	[2]	207,653	[2]
Credit-linked notes, estimated fair value, (Asset)/Liability	(97,874)	[1],[2]	(117,870)	[1],[2]
Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	540,123	[3]	611,719	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,739,886	[3]	1,876,565	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	117,662	[3]	73,711	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,397,671	[3]	2,561,995	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	9,067	[1],[3]	(10,589)	[1],[3]
Investment Grade [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	50,812	[3]	93,121	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,980	[3]	47,755	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	110,476	[3]	86,016	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	192,268	[3]	226,892	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	4,350	[1],[3]	(661)	[1],[3]
Investment Grade [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	39,176	[3]	30,669	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	316,978	[3]	367,549	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	12,000	[3]	2,000	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	368,154	[3]	400,218	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	(453)	[1],[3]	(7,247)	[1],[3]
Non-Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	111,764		108,045
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	170,492		179,289
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	3,586		249
Credit default swaps sold, maximum potential/notional amount of future payment, Total	285,842		287,583
Credit default swaps, estimated fair value, (Asset)/Liability	6,404	[1]	(1,611)	[1]
Non-Investment Grade [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	27,666		3,520
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,248		36,908
Credit default swaps sold, maximum potential/notional amount of future payment, Total	57,914		40,428
Credit default swaps, estimated fair value, (Asset)/Liability	406	[1]	15	[1]
Non-Investment Grade [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	20,235
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	11,402		30,155
Credit default swaps sold, maximum potential/notional amount of future payment, Total	31,637		30,155
Credit default swaps, estimated fair value, (Asset)/Liability	(20)	[1]	(383)	[1]
Not Rated [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	9,072		9,872
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	17,334		13,505
Credit default swaps sold, maximum potential/notional amount of future payment, Total	26,406		23,377
Credit default swaps, estimated fair value, (Asset)/Liability	12	[1]	(60)	[1]
Not Rated [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	7,726		8,847
Credit default swaps sold, maximum potential/notional amount of future payment, Total	7,726		8,847
Credit default swaps, estimated fair value, (Asset)/Liability	(39)	[1]	(184)	[1]
Not Rated [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	1,173
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	9,735		6,939
Credit default swaps sold, maximum potential/notional amount of future payment, Total	10,908		6,939
Credit default swaps, estimated fair value, (Asset)/Liability	¥ 225	[1]	¥ 240	[1]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	Fair value amounts shown represent the fair value of the hybrid instruments.
[3]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.